Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0002088626
Registrant Name	Peace Acquisition Corp.
Registration File Number	333-290759
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES